Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net earnings	$ 8,879	$ 7,498	$ 6,552
Adjustments to reconcile net earnings to operating cash flows:
Depreciation and amortization	993	932	853
Deferred income tax provision	15	101	129
Colombian investment and cooperation agreement charge			135
Asset impairment and exit costs, net of cash paid	11	(28)	(27)
Cash effects of changes, net of the effects from acquired and divested companies:
Receivables, net	(251)	123	(187)
Inventories	(36)	1,071	660
Accounts payable	199	(72)	(116)
Income taxes	231	92	5
Accrued liabilities and other current assets	691	41	190
Pension plan contributions	(535)	(433)	(558)
Other	332	112	248
Net cash provided by operating activities	10,529	9,437	7,884
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES
Capital expenditures	(897)	(713)	(715)
Purchase of businesses, net of acquired cash	(80)	(83)	(429)
Other	(55)	86	46
Net cash used in investing activities	(1,032)	(710)	(1,098)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES
Net (repayments) issuances - maturities of 90 days or less	(968)	479	13
Issuances - maturities longer than 90 days	921		564
Repayments - maturities longer than 90 days	(179)	(488)	(331)
Long-term debt proceeds	3,767	1,130	2,987
Long-term debt repaid	(1,483)	(183)	(101)
Repurchases of common stock	(5,372)	(5,030)	(5,625)
Issuances of common stock	75	229	177
Dividends paid	(4,788)	(4,423)	(4,327)
Other	(311)	(292)	(268)
Net cash used in financing activities	(8,338)	(8,578)	(6,911)
Effect of exchange rate changes on cash and cash equivalents	(312)	14	134
Cash and cash equivalents:
Increase	847	163	9
Balance at beginning of year	1,703	1,540	1,531
Balance at end of year	2,550	1,703	1,540
Cash paid: Interest	963	912	743
Income taxes	$ 3,366	$ 2,728	$ 2,537